CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 165,074	$ 75,025	$ 61,158
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	517	416	302
Share-based compensation expenses	11,962	12,845	1,557
Change in allowance for doubtful accounts	516	442	78
Loss on marketable securities, net	175	5	3
Finance expense (income), net	1,223	(625)	(835)
Deferred income taxes, net	(770)	1,729	(594)
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	(10,544)	(4,416)	449
Increase in other receivables	(6,400)	(2,647)	(1,316)
Increase in inventories	(6,043)	(5,575)	(2,445)
Increase in accounts payable	2,369	2,708	92
Increase in other liabilities	14,138	4,830	4,094
Increase (decrease) in contract liabilities	2,668	(5,512)	9,663
Decrease in accrued contingencies			(10,000)
Net cash provided by operating activities	174,885	79,225	62,206
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposit	(73,090)	(55,699)	(47,810)
Proceeds from short-term deposit	69,180	34,810	29,500
Purchase of fixed assets	(939)	(463)	(693)
Other Investments			(600)
Purchase of marketable securities	(273,834)	(169,689)	(165,423)
Proceeds from sale of marketable securities	118,577	147,736	72,574
Net cash used in investing activities	(160,106)	(43,305)	(112,452)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering of ordinary shares, net of offering costs			69,784
Repurchase of ordinary shares	(35,365)	(17,218)
Exercise of options	20,343	4,776	389
Net cash provided by (used in) financing activities	(15,022)	(12,442)	70,173
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(559)	733	79
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(802)	24,211	20,006
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	68,938	44,727	24,721
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	68,136	68,938	44,727
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Income taxes paid	1,658	217	1,415
Interest received	3,358	2,771	1,525
NON-CASH ACTIVITIES
Recognition of operating lease ROU assets and liabilities	4,315	566	417
Exercise of Options		12
Acquisition of non-controlling interest in exchange of ordinary shares	$ 12,780